UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Virginia Premium Income Municipal Fund (NPV)
	February 28, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.5% (5.1% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 910	5.250%, 6/01/32	6/17 at 100.00	B+	$ 886,795
700	5.625%, 6/01/47	6/17 at 100.00	B+	622,839
57,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	4,468,230
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
3,310	5.375%, 5/15/33	5/13 at 100.00	BBB+	3,343,034
325	5.500%, 5/15/39	5/13 at 100.00	BBB	328,244
11,425	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	9,499,545
	Series 2007B1, 5.000%, 6/01/47
2,145	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,846,888
	Series 2007B2, 5.200%, 6/01/46
75,815	Total Consumer Staples			20,995,575
	Education and Civic Organizations – 8.6% (5.9% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	No Opt. Call	A1	1,667,407
	Episcopal High School, Series 2012, 3.750%, 1/01/30
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	610,839
	2006, 5.000%, 9/01/26
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,143,280
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/13 at 100.00	A3	1,003,870
	Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	1,142,410
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
2,500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	2,554,850
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	1,816,472
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
1,890	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/13 at 100.00	BBB–	1,905,290
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,950	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	3,205,736
	5.000%, 6/01/37
390	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/14	No Opt. Call	BBB–	398,510
3,600	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/18 at 100.00	Aa1	4,195,800
	Education Financing Program, Series 2009A, 5.000%, 9/01/28
750	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	768,548
	Education Financing Program, Series 2010B, 5.000%, 9/01/13
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/13 at 100.00	N/R	501,230
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 –	5/14 at 101.00	Aa2	1,739,313
	AMBAC Insured
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	565,570
	College, Series 2011, 5.750%, 4/01/41
22,540	Total Education and Civic Organizations			24,219,125
	Health Care – 21.9% (15.0% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A1	5,507,150
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax
	Regional Hospital Incorporated, Series 2007:
1,545	5.000%, 9/01/27	9/17 at 100.00	BBB+	1,637,237
250	5.000%, 9/01/37	9/17 at 100.00	BBB+	260,375
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA–	2,366,643
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
3,340	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	4,860,368
	Health System, Series 2009, Trust 11733, 15.066%, 11/15/29 (IF)
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	6,207,548
	Inova Health System, Series 1993A, 5.000%, 8/15/23
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	3,027,350
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
2,480	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/13 at 100.00	BBB+	2,483,174
	System, Series 2002B, 5.125%, 6/15/33
795	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A–	882,760
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
5,345	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AA	5,897,513
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A–	1,766,940
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
3,180	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	3,184,865
	Hospital, Series 2002, 5.250%, 4/01/33
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/25	6/16 at 100.00	Baa1	2,128,260
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,123,820
2,025	5.250%, 6/15/31	6/16 at 100.00	Baa1	2,131,434
3,395	5.250%, 6/15/37	6/16 at 100.00	Baa1	3,551,917
2,550	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	2,818,821
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
4,425	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	4,614,921
	Series 2007A, 5.250%, 9/01/37
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	1,858,869
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
2,855	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	3,130,222
	Medical Center, Series 2007, 5.125%, 1/01/31
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A	1,162,933
	Inc., Series 2010A, 5.625%, 4/15/39
54,920	Total Health Care			61,603,120
	Housing/Multifamily – 1.3% (0.8% of Total Investments)
970	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	3/13 at 101.00	AA+	982,174
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31
	(Mandatory put 11/01/19) (Alternative Minimum Tax)
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	430,156
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	570,365
1,440	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	4/20 at 100.00	AA+	1,552,766
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
3,340	Total Housing/Multifamily			3,535,461
	Housing/Single Family – 6.3% (4.3% of Total Investments)
250	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	250,683
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	2,647,814
	10/01/32 (Alternative Minimum Tax)
3,615	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006D-1, 4.900%,	7/15 at 100.00	AAA	3,721,498
	1/01/33 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	2,823,351
	7/01/29 (Alternative Minimum Tax)
7,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	8,156,908
	7/01/32 (Alternative Minimum Tax)
17,105	Total Housing/Single Family			17,600,254
	Long-Term Care – 8.3% (5.7% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	2,047,200
	Mortgage Revenue Bonds, Westminster-Canterbury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	938,870
	Village, Series 2005, 5.625%, 12/01/39
5,585	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	5,807,953
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,
	Greenspring Village, Series 2006A:
1,000	4.750%, 10/01/26	10/16 at 100.00	A	1,046,110
800	4.875%, 10/01/36	10/16 at 100.00	A	829,272
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	4/13 at 102.50	BBB	102,616
4,740	5.000%, 10/01/35	4/13 at 102.50	BBB	4,862,434
3,590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	2,725,349
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	12/22 at 100.00	N/R	1,007,360
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	1,491,120
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
1,000	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	1,028,800
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
1,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	1,030,070
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
500	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	BBB+	513,235
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
23,815	Total Long-Term Care			23,430,389
	Tax Obligation/General – 12.1% (8.3% of Total Investments)
1,440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010,	7/20 at 100.00	Aa3	1,744,258
	5.000%, 7/15/25
1,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2009A,	No Opt. Call	AAA	1,050,960
	4.000%, 7/01/14
1,700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,953,232
1,070	Norfolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA+	1,169,371
6,050	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	6,991,078
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,402,944
380	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand	12/13 at 100.00	BBB	385,700
	Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured
610	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/15 –	No Opt. Call	BBB	654,005
	NPFG Insured
850	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	BBB+	930,657
	NPFG Insured
560	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/15 – AGM Insured	7/14 at 100.00	AA–	581,403
895	Richmond, Virginia, General Obligation Bonds, Refunding & Improvement Series 2012B,	No Opt. Call	AA+	901,372
	2.000%, 7/15/13
1,150	Suffolk, Virginia, General Obligation Bonds, Public Improvements, Refunding Series 2010A,	No Opt. Call	AA+	1,173,897
	5.000%, 8/01/13
1,535	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,729,300
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,016,800
	Virginia Beach, Virginia, General Obligation Bonds, Series 2008:
4,500	5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	5,199,930
4,500	5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	5,199,930
1,000	Virginia State, General Obligation Bonds, Series 2004B, 5.000%, 6/01/14	No Opt. Call	AAA	1,060,420
30,520	Total Tax Obligation/General			34,145,257
	Tax Obligation/Limited – 33.7% (23.0% of Total Investments)
154	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/14 at 100.00	N/R	155,694
	6.750%, 3/01/22
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
665	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	616,601
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	467,704
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AA–	1,452,855
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
1,375	Cumberland County, Virginia, Certificates of Participation, Series 1997, 6.375%, 7/15/17	No Opt. Call	N/R	1,518,908
600	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment	No Opt. Call	N/R	595,854
	Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26
2,300	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	2,585,315
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,149,071
500	5.250%, 1/01/36	1/22 at 100.00	A	565,820
5,600	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A+	6,029,464
	5.000%, 6/15/30 – NPFG Insured
1,270	James City County Economic Development Authority, Virginia, Lease Revenue Bonds, County	7/15 at 100.00	AA+	1,401,140
	Government Projects, Series 2005, 5.000%, 7/15/19
890	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue	2/18 at 100.00	AA–	982,275
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aa1	636,132
	2005, 5.000%, 6/01/20 – AMBAC Insured
2,895	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/13 at 100.00	AA–	2,896,071
	7/01/32 – AGM Insured
680	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G,	7/13 at 100.00	BBB	672,683
	5.000%, 7/01/33
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
645	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	672,961
1,465	5.250%, 7/01/30 – AMBAC Insured	No Opt. Call	BBB	1,487,458
5,565	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	5,646,694
955	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	7/13 at 100.00	BBB–	954,885
	Series 1998, 5.000%, 7/01/28
	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,
	Series 2003:
1,000	5.250%, 7/01/15 – FGIC Insured	7/13 at 100.00	BBB–	1,011,860
1,500	5.250%, 7/01/17 – FGIC Insured	7/13 at 100.00	BBB–	1,516,485
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
5,000	0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	BBB+	1,968,900
5,000	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	732,850
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
2,000	5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	2,099,360
5,875	0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	BBB+	2,471,260
2,900	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/18 at 100.00	BBB	3,054,367
	2007M, 6.000%, 7/01/27 – NPFG Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
665	5.250%, 7/01/27	7/13 at 100.00	BBB–	665,093
320	5.250%, 7/01/36	7/13 at 100.00	BBB–	320,010
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,190	5.750%, 8/01/37	8/19 at 100.00	A+	1,287,663
3,400	6.000%, 8/01/42	8/19 at 100.00	A+	3,756,490
3,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	3,949,308
	2010A, 5.500%, 8/01/42
3,195	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,574,694
	2010C, 6.000%, 8/01/39
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,096,200
	8/01/41 – NPFG Insured
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	No Opt. Call	BBB+	1,015,030
	6.250%, 7/01/13
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	BBB+	5,464
	5.500%, 7/01/18 – NPFG Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB:
1,080	5.250%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	1,160,417
1,290	5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	1,467,956
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
760	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	791,608
1,000	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	1,148,880
2,490	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa2	2,699,881
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
500	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	BBB	526,800
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
5,000	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA	5,574,251
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
1,550	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	1,612,434
	10/01/31 – ACA Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB+	1,103,060
	5.000%, 10/01/25
1,950	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	2,123,472
	Lien Series 2010B, 5.250%, 10/01/29
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	2,512,485
	College Program, Series 2009, Trust 09-3B, 13.655%, 2/01/27 (IF) (5)
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	2,493,338
	College Program, Series 2009, Trust 09-4B, 13.735%, 2/01/28 (IF) (5)
500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue	No Opt. Call	Aa1	536,700
	Notes, Series 2012A, 5.000%, 9/15/14
825	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2007A,	No Opt. Call	AA+	881,232
	5.000%, 8/01/14
475	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2008B,	No Opt. Call	AA+	507,376
	5.000%, 8/01/14
750	Virginia Public School Authority, Literary Trust Fund State Appropriation Bonds, School	No Opt. Call	AA+	754,800
	Technology Notes, Series 2008-VIII, 5.000%, 4/15/13
1,500	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005B,	No Opt. Call	AA+	1,532,700
	5.250%, 8/01/13
1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2007B,	No Opt. Call	AA+	1,067,870
	5.000%, 8/01/14
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2009C,	No Opt. Call	AA+	2,041,560
	5.000%, 8/01/13
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/18 at 100.00	AA	95,401
	2002A, 5.000%, 5/01/19
600	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2010-A1,	No Opt. Call	AA+	606,258
	5.000%, 5/15/13
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,115,940
	Development Program, Series 2004B, 5.000%, 5/15/15
1,275	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	No Opt. Call	AA+	1,288,297
	Development Program, Series 2007B, 5.000%, 5/15/13
106,744	Total Tax Obligation/Limited			94,655,335
	Transportation – 19.2% (13.1% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AA–	1,086,260
	Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	A–	1,183,000
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
4,125	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	2,503,421
	Appreciation Series 2012B, 0.000%, 7/15/40
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital
	Appreciation Series 2009B-2:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA–	2,275,080
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	4,270,599
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	368,046
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	1,315,325
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	5,914,358
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
750	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/20 at 100.00	AA–	864,338
	Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)
1,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2009C,	10/18 at 100.00	AA–	1,388,364
	5.000%, 10/01/28
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A:
3,000	5.000%, 10/01/30	10/20 at 100.00	AA–	3,515,160
420	5.000%, 10/01/35	10/20 at 100.00	AA–	478,628
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%,	10/17 at 100.00	AA–	2,692,325
	10/01/35 – AMBAC Insured (Alternative Minimum Tax)
3,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa2	3,106,800
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	A–	3,495,120
	2002, 5.250%, 7/15/22 – FGIC Insured
3,195	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	3,546,801
3,415	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	3,455,775
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	556,540
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,815,150
5,500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	6,092,295
66,275	Total Transportation			53,923,385
	U.S. Guaranteed – 20.2% (13.8% of Total Investments) (4)
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA- (4)	2,191,980
	11/01/24 – AGM Insured (ETM)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AA- (4)	1,206,240
	Insured (ETM)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa2 (4)	1,738,094
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa2 (4)	1,834,938
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa2 (4)	2,828,863
1,122	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R (4)	1,164,928
	6/01/33 (Pre-refunded 6/01/13)
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,903,744
2,060	5.000%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	2,086,018
	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding
	Series 2004B:
1,000	5.125%, 2/15/16 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (4)	1,043,130
750	5.000%, 2/15/24 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (4)	781,448
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14 (Pre-refunded 6/01/13)	6/13 at 101.00	AA+ (4)	2,259,836
1,165	5.000%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 101.00	AA+ (4)	1,191,271
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AA- (4)	1,744,876
	Series 2004B, 5.000%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,085,960
	2004, 5.000%, 1/01/26 (Pre-refunded 1/01/15)
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	552,610
	6/01/18 (Pre-refunded 6/01/15)
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA+ (4)	1,255,484
	(Pre-refunded 6/01/14)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	Aa1 (4)	1,032,650
	(Pre-refunded 11/01/13)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/17	7/14 at 101.00	Aa1 (4)	1,075,850
	(Pre-refunded 7/15/14)
2,145	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1 (4)	2,286,956
	(Pre-refunded 5/01/14)
1,015	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	1,051,560
	5.000%, 12/01/18 (Pre-refunded 12/01/13)
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa2 (4)	180,651
	5.500%, 7/01/18 – NPFG Insured (ETM)
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA- (4)	928,275
	5.250%, 7/01/22 – AGM Insured (ETM)
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 (Pre-refunded	7/14 at 100.00	AA+ (4)	1,578,568
	7/15/14) – AGM Insured
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 (Pre-refunded	7/15 at 100.00	AA+ (4)	688,615
	7/15/15) – AGM Insured
	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School
	Facilities, Series 2003B:
1,110	4.375%, 8/01/20 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	N/R (4)	1,129,447
2,000	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	N/R (4)	2,041,400
710	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa2 (4)	814,753
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 (Pre-refunded 8/01/16) – NPFG Insured
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	Aa2 (4)	1,066,370
	2/01/14) – AMBAC Insured
1,260	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series	6/13 at 100.00	N/R (4)	1,275,649
	2003B, 5.000%, 6/01/21 (Pre-refunded 6/01/13)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
6,510	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	6,972,470
1,860	5.625%, 6/01/37 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	2,079,145
2,295	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (4)	2,527,874
	5/01/22 (Pre-refunded 5/01/15)
2,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	2,372,559
	(Pre-refunded 1/15/16)
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+ (4)	2,819,527
	5.000%, 8/01/17 (Pre-refunded 8/01/15)
53,062	Total U.S. Guaranteed			56,791,739
	Utilities – 0.7% (0.5% of Total Investments)
395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	438,391
200	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004OO, 5.000%, 7/01/13 –	No Opt. Call	AA–	202,266
	CIFG Insured
655	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/19 –	No Opt. Call	BBB+	711,422
	NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	Baa3	771,909
	2007A, 5.000%, 7/01/24
1,980	Total Utilities			2,123,988
	Water and Sewer – 6.6% (4.5% of Total Investments)
1,000	Fairfax County, Virginia, Sewerage Revenue Bonds, Series 2004, 5.000%, 7/15/27	No Opt. Call	AAA	1,060,080
4,000	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A,	No Opt. Call	AAA	4,586,760
	5.000%,1/01/39
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,265	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	1,476,330
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA–	3,662,009
3,300	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	3,647,324
3,050	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	4,156,296
	13.588%, 10/01/15 (IF)
15,615	Total Water and Sewer			18,588,799
$ 471,731	Total Investments (cost $384,002,538) – 146.4%			411,612,427
	Floating Rate Obligations – (3.3)%			(9,250,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.3)% (6)			(127,408,000)
	Other Assets Less Liabilities - 2.2%			6,150,821
	Net Assets Applicable to Common Shares - 100%			$ 281,105,248

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the hree-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$411,612,427	$ —	$411,612,427

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $374,471,622.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$32,604,412
Depreciation	(4,713,608)
Net unrealized appreciation (depreciation) of investments	$27,890,804

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2013